                                   ARK FUNDS

         Supplement to Retail Class Prospectus dated September 1, 1996

     This supplement provides new and additional information beyond that contained in the Retail Class Prospectus and should be retained and read in conjunction with the Prospectus.

1. The following expense information updates and replaces the expense information with respect to the Portfolios in the tables under "Fees and Expenses" at pages 4 through 7 of the Prospectus:

                                                                        RETAIL CLASS
                                                  ---------------------------------------------------------
                                                      U.S.
                                                    TREASURY     U.S. GOVERNMENT     MONEY       TAX-FREE
                                                  MONEY MARKET    MONEY MARKET      MARKET     MONEY MARKET
        SHAREHOLDER TRANSACTION EXPENSES           PORTFOLIO       PORTFOLIO*      PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price).................      None              --            None         None
Maximum Sales Load Imposed on Reinvested
  Dividends (as a percentage of offering
  price)........................................      None              --            None         None
Maximum Contingent Deferred Sales Charge........      None              --            None         None
Exchange Fee....................................      None              --            None         None
Redemption Fee..................................      None              --            None         None

ANNUAL OPERATING EXPENSES
  (as a percentage of average net assets)
Advisory Fees (after waivers)(1)................       .19%            .14%            .10%         .09%
12b-1 Fees (after waivers)(2)...................       .31%            .00%            .31%         .31%
Other Expenses (after fee waivers)(3)...........       .18%            .18%            .17%         .20%
-----------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee
  waivers)(4)...................................       .68%            .32%            .58%         .60%
-----------------------------------------------------------------------------------------------------------

  * Retail Class shares of this Portfolio are not currently being offered.
(1) The adviser has agreed to waive, on a voluntary basis, a portion of its fees for the Portfolios and the advisory fees shown reflect those voluntary waivers. The adviser reserves the right to terminate its fee waivers at any time in its sole discretion. Absent such waivers, the advisory fees for the Portfolios would be .25%.
(2) 12b-1 fees include a distribution fee and a shareholder servicing fee. The Fund's distributor has agreed to waive, on a voluntary basis, all of its distribution fee for the U.S. Government Money Market Portfolio. Absent such waiver, the distribution fee for the U.S. Government Money Market Portfolio would be .25%. Additionally, a portion or all of the shareholder servicing fees are being waived for the Portfolios. Absent such waivers, the shareholder servicing fees would be .15%.
(3) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and 12b-1 fees.
(4) Absent the voluntary fee waivers described above, total operating expenses for Retail Class shares of the U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio and Tax-Free Money Market Portfolio would be .83%, .83%, .83% and .85%, respectively.

EXAMPLE
--------------------------------------------------------------------------------

     An investor in Retail Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                          1 YR     3 YRS     5 YRS     10 YRS
                                                          -----    ------    ------    -------
        U.S. Treasury Money Market Portfolio............    7        22        38        85
        U.S. Government Money Market Portfolio..........    3        10        --        --
        Money Market Portfolio..........................    6        19        32        73
        Tax-Free Money Market Portfolio.................    6        19        33        75

The example assumes that all applicable sales loads have been waived, that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

                                                                         RETAIL CLASS
                                                ---------------------------------------------------------------
                                                SHORT-TERM   INTERMEDIATE               MARYLAND   PENNSYLVANIA
                                                 TREASURY    FIXED INCOME    INCOME     TAX-FREE     TAX-FREE
       SHAREHOLDER TRANSACTION EXPENSES         PORTFOLIO     PORTFOLIO+    PORTFOLIO   PORTFOLIO   PORTFOLIO
---------------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)..........    None            --          4.50%*     4.50%*       4.50%*
Maximum Sales Load Imposed on Reinvested
  Dividends (as a percentage of offering
  price).......................................    None            --          None       None         None
Maximum Contingent Deferred Sales Charge.......    None            --          None       None         None
Exchange Fee...................................    None            --          None       None         None
Redemption Fee.................................    None            --          None       None         None

ANNUAL OPERATING EXPENSES
  (as a percentage of average net assets)
Advisory Fees (after waivers)(1)...............     .30%          .45%          .50%       .45%         .37%
12b-1 Fees (after waivers)(2)..................     .25%          .00%          .25%       .25%         .25%
Other Expenses (after fee waivers)(3)..........     .25%          .23%          .20%       .23%         .26%
---------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee
  waivers)(4)..................................     .80%          .68%          .95%       .93%         .88%
---------------------------------------------------------------------------------------------------------------

  +  Retail Class shares of this Portfolio are not currently being offered.
  * Sales loads are currently being waived on all purchases of Portfolio shares. These waivers may be discontinued at any time.
(1) The adviser has agreed to waive, on a voluntary basis, a portion of its fees for the Short-Term Treasury Portfolio, Intermediate Fixed Income Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio and the advisory fees shown reflect those voluntary waivers. The adviser reserves the right to terminate its fee waivers at any time in its sole discretion. Absent such waivers, the advisory fees for the Short-Term Treasury Portfolio, Intermediate Fixed Income Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio would be .35%, .60%, .50% and .50%, respectively.
(2) 12b-1 fees include a distribution fee and a shareholder servicing fee. The Fund's distributor has agreed to waive, on a voluntary basis, a portion of all of its distribution fees for the Portfolios. Absent such waivers, the distribution fees would be .40% for the Short-Term Treasury Portfolio and .30% for the Intermediate Fixed Income Portfolio, Income Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio. Additionally, all of the shareholder servicing fees are being waived for the Portfolios. Absent such waivers, the shareholder servicing fees would be .06% for the Short-Term Treasury Portfolio, Intermediate Fixed Income Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio, and .15% for the Income Portfolio.
(3) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and 12b-1 fees.
(4) Absent the voluntary fee waivers described above, total operating expenses for Retail Class shares of the Short-Term Treasury Portfolio, Intermediate Fixed Income Portfolio, Income Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio would be 1.06%, 1.19%, 1.15%, 1.09% and 1.12%, respectively.

EXAMPLE
--------------------------------------------------------------------------------

     An investor in Retail Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                             1 YR     3 YRS     5 YRS     10 YRS
                                                             ----     -----     -----     ------
        Short-Term Treasury Portfolio......................    8        26        --         --
        Intermediate Fixed Income Portfolio................    7        22        --         --
        Income Portfolio...................................   10        30        53        117
        Maryland Tax-Free Portfolio........................    9        30        --         --
        Pennsylvania Tax-Free Portfolio....................    9        28        --         --

The example assumes that all applicable sales loads have been waived, that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

                                                                             RETAIL CLASS
                                                  -------------------------------------------------------------------
                                                                   EQUITY       BLUE CHIP     MID-CAP
                                                   BALANCED        INCOME        EQUITY        EQUITY        STOCK
        SHAREHOLDER TRANSACTION EXPENSES          PORTFOLIO+     PORTFOLIO++    PORTFOLIO    PORTFOLIO++   PORTFOLIO++
---------------------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a        4.75%*           --           4.75%*         --            --
  percentage of offering price)..................
Maximum Sales Load Imposed on Reinvested             None             --           None           --            --
  Dividends (as a percentage of offering
  price).........................................
Maximum Contingent Deferred Sales Charge.........    None             --           None           --            --
Exchange Fee.....................................    None             --           None           --            --
Redemption Fee...................................    None             --           None           --            --
ANNUAL OPERATING EXPENSES
  (as a percentage of average net assets)
Advisory Fees (after waivers)(1).................     .55%           .60%           .40%         .65%          .65%
12b-1 Fees (after waivers)(2)....................     .25%           .00%           .25%         .00%          .00%
Other Expenses (after fee waivers)(3)............     .20%           .23%           .25%         .25%          .25%
---------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee                  1.00%           .83%           .90%         .90%          .90%
  waivers)(4)....................................
---------------------------------------------------------------------------------------------------------------------

  + Formerly Growth and Income Portfolio.
 ++ Retail Class shares of this Portfolio are not currently being offered.
  * Sales loads are currently being waived on all purchases of Portfolio shares. These waivers may be discontinued at any time.
(1) The adviser has agreed to waive, on a voluntary basis, a portion of its fees for the Equity Income Portfolio, Blue Chip Equity Portfolio, Mid-Cap Equity Portfolio and Stock Portfolio and the advisory fees shown reflect those voluntary waivers. The adviser reserves the right to terminate its fee waivers at any time in its sole discretion. Absent such waivers, the advisory fees for the Equity Income Portfolio, Blue Chip Equity Portfolio, Mid-Cap Equity Portfolio and Stock Portfolio would be .70%, .60%, .70% and .70%, respectively.
(2) 12b-1 fees include a distribution fee and a shareholder servicing fee. The Fund's distributor has agreed to waive, on a voluntary basis, a portion or all of its distribution fees for the Portfolios. Absent such waivers, the distribution fees for the Portfolios would be .40% for the Balanced Portfolio, Equity Income Portfolio and Mid-Cap Equity Portfolio and .55% for the Blue Chip Equity Portfolio and Stock Portfolio. Additionally, all of the shareholder servicing fees are being waived for the Portfolios. Absent such waivers, the shareholder servicing fees would be .15% for the Balanced Portfolio and .06% for the Equity Income Portfolio, Blue Chip Equity Portfolio, Mid-Cap Equity Portfolio and Stock Portfolio.
(3) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and 12b-1 fees.
(4) Absent the voluntary fee waivers described above, total operating expenses for Retail Class shares of the Balanced Portfolio, Equity Income Portfolio, Blue Chip Equity Portfolio, Mid-Cap Equity Portfolio and Stock Portfolio would be 1.30%, 1.39%, 1.46%, 1.41% and 1.56%, respectively.

EXAMPLE
--------------------------------------------------------------------------------

     An investor in Retail Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                            1 YR     3 YRS     5 YRS     10 YRS
                                                            ----     -----     -----     ------
        Balanced Portfolio................................   10        32        55        122
        Equity Income Portfolio...........................    8        26        --         --
        Blue Chip Equity Portfolio........................    9        29        50        111
        Mid-Cap Equity Portfolio..........................    9        29        --         --
        Stock Portfolio...................................    9        29        --         --

The example assumes that all applicable sales loads have been waived, that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

                                                                               RETAIL CLASS
                                                                 -----------------------------------------
                                                                  CAPITAL      INTERNATIONAL      SPECIAL
                                                                  GROWTH          EQUITY          EQUITY
               SHAREHOLDER TRANSACTION EXPENSES                  PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)(1)...........................................     4.75%*          4.75%*          4.75%*
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price)................................     None            None              None
Maximum Contingent Deferred Sales Charge.......................     None            None              None
Exchange Fee...................................................     None            None              None
Redemption Fee.................................................     None            None              None
ANNUAL OPERATING EXPENSES
  (as a percentage of average net assets)
Advisory Fees (after waivers)(1)...............................      .60%            .60%             .56%
Rule 12b-1 Fees (after waivers)(2).............................      .25%            .25%             .00%
Other Expenses (after waivers)(3)..............................      .23%            .27%             .99%
----------------------------------------------------------------------------------------------------------
Total Operating Expenses (after waivers)(4)....................     1.08%           1.12%            1.55%
----------------------------------------------------------------------------------------------------------

  * Sales loads are currently being waived on all purchases of Portfolio shares. These waivers may be discontinued at any time.
(1) The adviser of the International Equity Portfolio has agreed, on a voluntary basis, to waive its fee (and, if necessary, to reimburse other expenses) in order to limit the Portfolio's expense ratio to 1.55%. The advisory fee shown reflects this voluntary waiver. The adviser reserves the right to terminate its fee waiver at any time in its sole discretion. Absent such waiver, the advisory fee for the International Equity Portfolio would be .80%.
(2) 12b-1 fees include a distribution fee and a shareholder servicing fee. The Fund's distributor has agreed to waive, on a voluntary basis, a portion or all of its distribution fees for the Portfolios. Absent such waivers, the distribution fees for the Portfolios would be .40%. Additionally, all of the shareholder servicing fees are being waived for the Portfolios. Absent such waivers, the shareholder servicing fees would be .15% for the Capital Growth Portfolio and Special Equity Portfolio and .06% for the International Equity Portfolio.
(3) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and 12b-1 fees.
(4) Absent the voluntary fee waivers described above, total operating expenses for Retail Class shares or the Capital Growth Portfolio, Special Equity Portfolio and International Equity Portfolio would be 1.38%, 1.42% and 2.25%, respectively.

EXAMPLE
--------------------------------------------------------------------------------

     An investor in Retail Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                             1 YR     3 YRS     5 YRS     10 YRS
                                                             ----     -----     -----     ------
        Capital Growth Portfolio...........................   11        34        60        132
        Special Equity Portfolio...........................   11        36        62        136
        International Equity Portfolio.....................   16        49        84        185

The example assumes that all applicable sales loads have been waived, that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

2. The information under "Purchases, Exchanges and Redemptions -- Sales Charges" in the Prospectus at page 23 is revised to reflect the fact that no sales charges are imposed on the Short-Term Treasury Portfolio.

3. The following information relates to the Employee Investment Program and supplements the information under "Purchases, Exchanges and Redemptions" at pages 22 through 26 of the Prospectus:

EMPLOYEE INVESTMENT PROGRAM
--------------------------------------------------------------------------------

     Current and former trustees and officers of the Fund, current and retired officers, directors and regular employees of Allied Irish Banks, p.l.c. and its direct and indirect subsidiaries, and their spouses and minor children ("employees") may open an employee investment account directly with the Fund by making an initial investment of $100 ($50 if purchasing through the Automatic Investment Plan) or more in any Portfolio. Shares of the Portfolios may be purchased without a sales charge and may be redeemed for an employee account as described below. Automatic investment and systematic withdrawal plans are also available for employee accounts. To open an employee account call 1-888-4ARK-FUND to request an Account Application.

     PURCHASES BY MAIL. Shares may be purchased for an employee account through the mail by forwarding a completed Account Application along with a check (in the case of a new account) or a check with the proper account information and investment instructions (in the case of existing accounts) to:

              ARK Funds
              P.O. Box 8525
              Boston, MA 02266-8525

     All purchases made by check should be in U.S. dollars and made payable to ARK Funds or for an IRA account, State Street Bank and Trust Company, as custodian. Third party checks will not be accepted. When purchases are made by check or through the Automatic Investment Plan, redemptions will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

     PURCHASES BY WIRE. Shares may be purchased for an employee account by wiring money to:

              State Street Bank and Trust Company
              Boston, MA
              ABA 011000028
              Account Number: 99051609
              Attention:         [ARK Portfolio Name]
              Further Credit to: [Employee Account Name and Number]

     The wire instructions must include the employee's account number. An order to purchase shares by Federal Funds wire will be deemed to have been received on the business day of the wire, provided that employees notify the Fund's transfer agent at 1-888-4ARK-FUND by 12:00 p.m. (Eastern time) of their intention to wire money.

     REDEMPTIONS BY MAIL. Written requests for redemptions from an employee account must be received in good order by the Fund's transfer agent in order to constitute a valid tender for redemption by mail. Requests should be mailed to:

              ARK FUNDS
              P.O. Box 8525
              Boston, MA 02266-8525

     The transfer agent may require that the signature on the written request be guaranteed by a commercial bank or by a member firm of a domestic stock exchange. Signature guarantees will be required if: (a) the redemption request is an amount in excess of $25,000; (b) redemption proceeds are to be sent to a name and/or address that differs from the registered name or address of record; or (c) a transfer of registration is requested. Otherwise, written redemption requests by mail may be accepted without a signature guarantee.

     REDEMPTIONS BY TELEPHONE. Employees wishing to redeem shares from an employee account by telephone must provide the information requested in the Account Application. Thereafter, telephone redemption requests may be made by calling 1-888-4ARK-FUND. Payment for telephone redemptions will normally be transmitted on the next business day following receipt of a valid request for redemption. Employees may have the proceeds sent either by mail or wire.

BY WIRE: Shareholders of record may have their telephone redemption requests paid by a direct wire to a domestic commercial bank account previously designated by the employee on the Account Application. The Fund's transfer agent may deduct its then-current wire fee from the proceeds for wire redemptions. As of the date of this Supplement, the fee was $10 for each wire redemption. There is no minimum for telephone redemptions paid by wire.

BY MAIL: Redemption proceeds may be paid by a check mailed to the name and address in which the employee's account is registered with the Fund. There is no minimum for telephone redemptions paid by check.

Employees may not close their accounts by telephone.

     Neither the Fund nor its transfer agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Fund and the transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine. To ensure the authenticity of redemption or exchange instructions received by telephone, the transfer agent examines each shareholder request by verifying the account number and/or tax identification number at the time the request is made. The transfer agent subsequently sends confirmations of the transaction to the shareholder for verification. If reasonable procedures are not employed, the Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent telephone transactions.

     REDEMPTION BY CHECKWRITING. Checkwriting is available for regular employee accounts investing in a money market Portfolio. The Fund will provide shareholders of record, upon request and without charge, with checks drawn on the Portfolio. Shareholders will be required to sign signature cards and will be subject to any applicable rules and regulations of the clearing bank relating to check redemption privileges.

     Checks drawn on the money market Portfolios may be made payable to the order of any payee in an amount of $500 or more. Shareholders should be aware that, as is the case with regular bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from the clearing bank. When a check is presented to the clearing bank for payment, subject to the Fund's acceptance of the check, the clearing bank, as agent, causes the Fund to redeem, at the net asset value next determined after such presentation, a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. Checks will be returned by the clearing bank if there are insufficient shares to meet the withdrawal amount. Shareholders of record wishing to use this method of redemption should check the appropriate box on the Account Application, obtain a signature card by calling 1-888-4ARK-FUND and mail the completed form and signature card to ARK Funds, P.O. Box 8525, Boston, MA 02266-8525. There is no charge for the clearance of any checks, although the clearing bank will impose its customary overdraft fee in connection with returning any checks as to which there are insufficient shares to meet the withdrawal amount. As of the date of this Supplement, the overdraft fee was $20.

     REDEMPTION BY TELEPHONE EXCHANGE. Employees may make telephone exchanges of shares held in their accounts for shares in any other Portfolio offering Retail Class shares by calling 1-888-4ARK-FUND. Shareholders wishing to use the telephone exchange privilege must check the appropriate box on the Account Application. The telephone exchange privilege is only available in states where exchanges from one Portfolio to another can lawfully be made.

     Telephone exchange requests received prior to 4:00 p.m. for an equity of fixed-income Portfolio, or prior to 12:00 p.m. for the U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio or 1:30 p.m. for the U.S. Government Money Market Portfolio (when available in the Retail Class) and Money Market Portfolio, on any business day will be processed on the date of receipt. 'Processing' a telephone exchange request means that shares in the Portfolio from which the shareholder is making the exchange will be redeemed at the net asset value per share as of 4:00 p.m. (12:00 p.m. for the U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio or 1:30 p.m. for the U.S. Government Money Market Portfolio and Money Market Portfolio) on the date of receipt. Purchases of shares for the Portfolio into which the shareholder is making an exchange will be effected on the same business day, at such other Portfolio's net asset value per share determined as of 4:00 p.m. (12:00 p.m. for the U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio or 1:30 p.m. for the U.S. Government Money Market Portfolio and Money Market Portfolio) on such business day. Telephone exchange requests received after 4:00 p.m. for an equity or fixed-income Portfolio, or after 12:00 p.m. for the U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio or 1:30 p.m. for the U.S. Government Money Market Portfolio and Money Market Portfolio, will be processed on the next business day in the manner described above. The Fund will not be responsible for the authenticity of exchange instructions received by telephone and the investor will bear the risk of loss.

     Before making an exchange, shareholders should consider the investment objective, policies and restrictions of the Portfolio into which they are exchanging, as set forth in the Prospectus. Any telephone exchange must satisfy the requirements relating to the minimum initial investment amounts of the Portfolio involved. The Fund reserves the right to reject any telephone exchange request and to modify or terminate the telephone exchange privilege at any time, upon 60 days' written notice.

     For more information on exchanging shares, please see "Purchases, Exchanges and Redemptions -- How Do I Exchange Shares?" in the Prospectus.

     AUTOMATIC INVESTMENT PLAN. An employee may arrange for periodic investments on any business day in a Portfolio through automatic deductions from a checking account by completing the appropriate section of the Account Application. The minimum pre-authorized investment amount is $50 per month per Portfolio. All IRA investments made through the plan will be credited as contributions for the current calendar year.

     SYSTEMIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan may be used by employees who wish to receive regular distributions from their accounts. Upon commencement of a withdrawal plan, an account must have a current value of $5,000 or more. Employees may elect to receive automatic payments of $50 or more via check or direct deposit to a checking account on a monthly, quarterly, semi-annual or annual basis. Automatic withdrawals are normally processed on the 25th day of the applicable month (if this is not a business day, then on the next business day) and are paid promptly thereafter. To arrange a withdrawal plan, an employee must complete the appropriate section of the Account Application.

     Employees should realize that if withdrawals exceed income dividends, their invested principal in the account will be depleted. Thus, depending upon the frequency and amount of the withdrawal payments and/or fluctuations in the net asset value per share of the applicable Portfolio, their original investment could be exhausted entirely. To participate in the Systematic Withdrawal Program, employees must have their dividends automatically reinvested. Employees may change or cancel a withdrawal plan at any time, upon written notice to ARK Funds, P.O. Box 8525, Boston, MA 02266-8525.

     IRA ACCOUNTS. Any of the Portfolios (other than the Tax-Free Money Market, Maryland Tax-Free and Pennsylvania Tax-Free Portfolios) may be used as an investment for an existing or new employee IRA account. Employee IRA accounts are subject to minimum initial and subsequent investments of $100 ($50 through the Automatic Investment Plan) in a Portfolio and the applicable contribution limits set by the Internal Revenue Service. If an employee does not have an existing IRA that permits investments in the Portfolios, one may be established by obtaining an Account Application. All IRA investments made through the Automatic Investment Plan will be credited as contributions for the current calendar year. The telephone, wire and checkwriting privileges are not available to employee IRA accounts. For more information about IRA accounts and to obtain an Account Application, call 1-888-4ARK-FUND.

4. The information under "Management of the Fund -- Portfolio Management" in the Prospectus at pages 28 and 29 is supplemented to reflect the fact that Mr. Charles Knudsen is the co-manager, with Mr. Christopher Baggini, of the Balanced Portfolio and that Mr. Baggini is the co-manager, with Mr. Christopher Baker, of the Mid-Cap Equity Portfolio. Mr. Baker is an Investment Officer of Allied Investment Advisors, Inc. He has over two years of experience in managing mid-cap index common trust funds for the Trust Division of First Maryland. Mr. Baker has over five years of experience in First Maryland's Trust Division in investment research and equity analysis.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

March 25, 1997

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